SCHRODER US OPPORTUNITIES FUND
SCHRODER US OPPORTUNITIES FUND
SCHRODER CAPITAL FUNDS (DELAWARE) Supplement dated October 14, 2015 to the Prospectus, dated September 28, 2015, for Schroder U.S. Opportunities Fund (the “Fund”)
On page 1 of the Prospectus, the expense example for the Fund under the heading “Fees and Expenses of the Fund” is hereby replaced with the following:
(whether or not shares are redeemed)
Expense Example - SCHRODER US OPPORTUNITIES FUND - USD ($)	1 year	3 years	5 years	10 years
SCHRODER US OPPORTUNITIES FUND - R6 Shares	107	365	651	1,466
SCHRODER US OPPORTUNITIES FUND - INVESTOR CLASS	122	412	731	1,635
SCHRODER US OPPORTUNITIES FUND - ADVISOR CLASS	148	489	863	1,911

(whether or not shares are redeemed)
Expense Example No Redemption - SCHRODER US OPPORTUNITIES FUND - USD ($)	1 year	3 years	5 years	10 years
SCHRODER US OPPORTUNITIES FUND - R6 Shares	107	365	651	1,466
SCHRODER US OPPORTUNITIES FUND - INVESTOR CLASS	122	412	731	1,635
SCHRODER US OPPORTUNITIES FUND - ADVISOR CLASS	148	489	863	1,911